COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies [Abstract]
Schedule of future minimum payments	Future minimum payments under these agreements as at December 31, 2018 are as follows:

Less than 1 year	$1,383
Between 1 and 5 years	183
More than 5 years	—
Total	$1,566